Property, Plant and Equipment - Schedule of Net Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 526,143	$ 501,286
Less accumulated depreciation and amortization	(322,478)	(291,236)
Property, plant and equipment, net	203,665	210,050
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	10,819	12,439
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	67,559	65,221
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	340,294	325,952
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	76,825	62,376
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	181	167
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	24,308	24,222
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 6,157	$ 10,909